Research and Development Expenditures Recognized as Expenses - Summary of Research and Development Expenditures Recognized as Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [Line Items]
Research and development expenditures recognized as expenses	₩ 536,274	₩ 468,549	₩ 468,134
Administrative expenses [member]
Statement of comprehensive income [Line Items]
Research and development expenditures recognized as expenses	179,714	123,092	116,273
Cost Of Sale [Member]
Statement of comprehensive income [Line Items]
Research and development expenditures recognized as expenses	₩ 356,560	₩ 345,457	₩ 351,861